Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of aging analysis of trade receivables - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of aging analysis of trade receivables [Line Items]
Trade receivables	$ 18,952,763	$ 16,276,263
Current [Member]
Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of aging analysis of trade receivables [Line Items]
Trade receivables	2,629,433	5,223,618
Past due for less than 4 months [Member]
Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of aging analysis of trade receivables [Line Items]
Trade receivables	1,411,252	3,852,158
Past due for more than 4 months [Member]
Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of aging analysis of trade receivables [Line Items]
Trade receivables	$ 14,912,078	$ 7,200,487